Equity of Host Inc. and Capital of Host L.P. (Tables)	12 Months Ended
Dec. 31, 2011
Common And Preferred Dividends Declared Per Share And Common And Preferred Distributions Per Unit

The table below presents the amount of common and preferred dividends declared per share and common and preferred distributions per unit as follows:

	Year ended December 31,
	2011	2010	2009
Common stock	$.14	$.04	$.25
Class E preferred stock 8 7/8%	—	.555	2.22
Common OP units	.143	.041	.025
Class E preferred OP units 8 7/8%	—	.555	2.22